COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Administrative and marketing office space
Operating leased assets
Schedule of future minimum rental payments required under operating leases

Year	Amount
(Dollars In Thousands)
2012	$9,337
2013	8,129
2014	6,544
2015	4,903
2016	3,185
Thereafter	994

Building contiguous to home office
Operating leased assets
Schedule of future minimum rental payments required under operating leases

Year	Amount
(Dollars In Thousands)
2012	$737
2013	735
2014	75,070